Schedule of Other Information leases (Details) - Office Lease Agreements [Member]	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average remaining lease term (in years)	1 year 9 months 29 days	2 years 4 months 24 days
Weighted average discount rate	2.90%	2.90%